SHAREHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2026
SHAREHOLDERS’ EQUITY

NOTE 7 – SHAREHOLDERS’ EQUITY

a)	During the nine month period ended September 30, 2026, the Company issued 987,500 Common Shares in respect of the exercise of 987,500 vested RSUs (note 8 (c)).

b)	During the nine month period ended September 30, 2026, the Company issued 101,998 Common Shares in respect of the exercise of 101,998 share options for proceeds of $201 (note 8 (b)).

c)	During the nine month period ended September 30, 2026, the Company issued 252,967 Common Shares in respect of the exercise of 252,967 warrants for proceeds of $946 (note 8 (a)).

d)

Share repurchase program

On January 7, 2026, the Board of Directors of the Company approved a repurchase program allowing the Company to purchase through the facilities of the NASDAQ Common Shares of the Company up to a value of $20,000, but not to represent more than 20% of the “public float”, through to April 7, 2026, which was extended on March 27, 2026 to July 6, 2026 and on July 6, 2026 to December 31, 2026 (the “Buyback”). Oppenheimer & Co. Inc. served as the Company’s advisor and dealer manager in respect of the Buyback. As of July 30, 2026, the Company completed the cancellation of 1,066,541 treasury shares with a value of $6,701 (net of commissions), previously acquired under its Buyback program.